Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gastroenterology Anesthesia Associates LLC [member]
Disclosure of information for cash-generating units [line items]
Impairment of professional services agreement	$ 6,653,015
Community Anesthesia, PLLC ("Community") [member]
Disclosure of information for cash-generating units [line items]
Impairment of professional services agreement		$ 0